Financial Assets At Amortized Cost - Disclosure of Carrying Amount of Financial Assets at Amortized Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	¥ 8,623,012
Ending balance	6,563,969	¥ 8,623,012
Gross carrying amount [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	10,010,959	3,484,927	¥ 7,920,079
New originated or purchased	8,649,672	15,479,015	9,579,226
Write-offs	(234,275)
De-recognized in the current period (including repayment)	(10,690,522)	(8,952,983)	(14,014,378)
Ending balance	7,735,834	10,010,959	3,484,927
Gross carrying amount [member] | Stage 1 [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	7,223,195	2,578,915	7,598,170
New originated or purchased	8,590,588	15,379,522	9,470,670
Transfers		(2,403,628)	(561,101)
Transfer — From stage 1 to stage 2			(535,000)
Transfer — From stage 1 to stage 3		(2,403,628)	(26,101)
De-recognized in the current period (including repayment)	(10,300,916)	(8,331,614)	(13,928,824)
Ending balance	5,512,867	7,223,195	2,578,915
Gross carrying amount [member] | Stage 2 [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	0	535,000	7,694
Transfers			535,000
Transfer — From stage 1 to stage 2			535,000
De-recognized in the current period (including repayment)		(535,000)	(7,694)
Ending balance		0	535,000
Gross carrying amount [member] | Stage 3 [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	2,655,132	278,022	254,765
Transfers		2,403,628	26,101
Transfer — From stage 1 to stage 3		2,403,628	26,101
Write-offs	(221,754)
De-recognized in the current period (including repayment)	(318,143)	(26,518)	(2,844)
Ending balance	2,115,235	2,655,132	278,022
Gross carrying amount [member] | POCI [Member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	132,632	92,990	59,450
New originated or purchased	59,084	99,493	108,556
Write-offs	(12,521)
De-recognized in the current period (including repayment)	(71,463)	(59,851)	(75,016)
Ending balance	¥ 107,732	¥ 132,632	¥ 92,990